As filed with the Securities and Exchange Commission on March 29, 2005

                                              1933 Act Registration No. 333-____

--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

          [ ]   Pre-Effective                    [ ]   Post-Effective
                Amendment No.                          Amendment No.

                               PHOENIX SERIES FUND
                             (Phoenix Balanced Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301

                              ---------------------

                    (Address of Principal Executive Offices)

                           Matthew A. Swendiman, Esq.
                                     Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056

                              ---------------------

                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006

         The Registrant has registered an indefinite amount of securities of its Phoenix Balanced Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 2004 was filed with the Commission on or about January 20, 2005.

         It is proposed that this filing will become effective on April __, 2005 pursuant to Rule 488 of the Securities Act of 1933.

                        PHOENIX STRATEGIC ALLOCATION FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                                                                  April __, 2005

Dear Shareholder:

         The Board of Trustees of Phoenix Strategic Allocation Fund ("Strategic Allocation") has approved the reorganization of Strategic Allocation into Phoenix Balanced Fund ("Balanced"), a series of Phoenix Series Fund. Balanced's investment objective and investment strategies are substantially similar to those of Strategic Allocation. The reorganization is expected to be completed on or about April 29, 2005. Once the reorganization is completed, you will become a shareholder of Balanced and will receive shares of the corresponding class of Balanced with an aggregate net asset value equal to the aggregate net asset value of your investment in Strategic Allocation. No sales charge will be imposed in connection with the reorganization. Phoenix Investment Counsel, Inc. or one of its affiliates will pay all costs of the reorganization.

         The Board of Trustees of Strategic Allocation believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Strategic Allocation and its shareholders.

         You are not being asked to vote on, or take any other action in connection with, the reorganization.

         If you have any questions, please call (860) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Friday.

                                                          Sincerely,



                                                          Daniel T. Geraci
                                                          President

                                       Table of Contents                                                       Page
                                       -----------------                                                       ----

SUMMARY...........................................................................................................4
         Why is the Reorganization occurring?.....................................................................4
         What are the key features of the Reorganization?.........................................................4
         After the Reorganization, what shares of Balanced will I own?............................................4
         How will the Reorganization affect me?...................................................................4
         How do the Funds' investment objectives, principal investment strategies and risks compare?..............5
         How do the Funds fees and expenses compare?.............................................................10
         How do the Funds' performance records compare?..........................................................14
         Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?.......17
         Who will be the Adviser and Subadviser of my Fund after the Reorganization?  What will the advisory and sub-advisory fees be after the Reorganization?......................................................17
         What will be the primary federal tax consequences of the Reorganization?................................19
RISKS............................................................................................................20
         Are the risk factors for the Funds similar?.............................................................20
         What are the primary risks of investing in each Fund?...................................................20
INFORMATION ABOUT THE REORGANIZATION.............................................................................24
         Reasons for the Reorganization..........................................................................24
         Agreement and Plan of Reorganization....................................................................25
         Federal Income Tax Consequences.........................................................................26
         Pro-forma Capitalization................................................................................28
         Distribution of Shares..................................................................................28
         Purchase and Redemption Procedures......................................................................30
         Exchange Privileges.....................................................................................30
         Dividend Policy.........................................................................................30
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..................................................................31
         Form of Organization....................................................................................31
         Capitalization..........................................................................................31
         Shareholder Liability...................................................................................31
         Shareholder Meetings and Voting Rights..................................................................32
         Liquidation.............................................................................................33
         Liability and Indemnification of Trustees...............................................................33
         Shareholder Information.................................................................................34
         Control Persons and Principal Holders of Securities.....................................................34
FINANCIAL STATEMENTS AND EXPERTS.................................................................................34
LEGAL MATTERS....................................................................................................34
ADDITIONAL INFORMATION...........................................................................................34
Exhibit A--Form of Agreement and Plan of Reorganization..........................................................A-1
Exhibit B--Management's Discussion and Analysis..................................................................B-1

                            ACQUISITION OF ASSETS OF

                        PHOENIX STRATEGIC ALLOCATION FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                        BY AND IN EXCHANGE FOR SHARES OF

                              PHOENIX BALANCED FUND
                                   a series of
                               PHOENIX SERIES FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                        PROSPECTUS/INFORMATION STATEMENT

                              DATED APRIL __, 2005

         This Prospectus/Information Statement is being furnished in connection with the reorganization of Phoenix Strategic Allocation Fund ("Strategic Allocation") into the Phoenix Balanced Fund ("Balanced"), a series of Phoenix Series Fund. This Prospectus/Information Statement is being mailed on or about ______, 2005.

         THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

                                     GENERAL

         The Board of Trustees of Strategic Allocation approved the reorganization of Strategic Allocation into Balanced, a series of Phoenix Series Fund. Strategic Allocation and Balanced are sometimes referred to respectively in this Prospectus/Information Statement individually as a "Fund" and collectively as the "Funds".

         In the reorganization, all of the assets of Strategic Allocation will be acquired by Balanced in exchange for Class A, Class B and Class C shares of Balanced and the assumption by Balanced of the liabilities of Strategic Allocation (the "Reorganization"). Class A, Class B and Class C shares of Balanced will be distributed to each shareholder in liquidation of Strategic Allocation, and Strategic Allocation will be terminated. You will then hold that number of full and fractional shares of Balanced which have an aggregate net asset value equal to the aggregate net asset value of your shares of Strategic Allocation.

         Strategic Allocation is a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Balanced is a separate diversified series of Phoenix Series Fund, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Strategic Allocation is substantially similar to that of Balanced, as follows:

-------------------------------------------------------------------------------------------------------------
              Fund                                              Investment Objective
              ----                                              --------------------
-------------------------------------------------------------------------------------------------------------
Strategic Allocation                             Provide the highest total return consistent with
                                                 reasonable risk.

-------------------------------------------------------------------------------------------------------------
Balanced                                         Reasonable income, long-term capital growth and
                                                 conservation of capital.

-------------------------------------------------------------------------------------------------------------

The investment strategies for Strategic Allocation are substantially similar to those for Balanced.

         This Prospectus/Information Statement explains concisely the information about Balanced that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

-----------------------------------------------------------------------------------------------------------------------
Information about Strategic Allocation:                              How to Obtain this Information:
--------------------------------------                               -------------------------------
-----------------------------------------------------------------------------------------------------------------------
Prospectus of Strategic Allocation, dated March 15, 2004,            Copies are available upon request and
as supplemented on January 3, 2005 and March 18, 2005                without charge if you:

Statement of Additional Information of Strategic                     o Go to the Individual Investors section
Allocation, dated March 15, 2004, as supplemented on                   of the Phoenix Funds Web site at
April 15, 2004, January 3, 2005 and March 18, 2005                     PhoenixInvestments.com

Annual Report of Strategic Allocation for the year                   o Write to Phoenix Equity Planning
ended December 31, 2004                                                Corporation, 56 Prospect Street,
                                                                       P.O. Box 150480, Hartford, CT 06115-0480; or
                                                                     o Call (800) 243-4361 toll-free.
-----------------------------------------------------------------------------------------------------------------------
Information about Balanced:                                          How to Obtain this Information:
--------------------------                                           -------------------------------
-----------------------------------------------------------------------------------------------------------------------
Prospectus of Phoenix Series Fund relating to Balanced,              Copies are available upon request and without
dated April 28, 2005, which accompanies this                         charge if you:
Prospectus/Information Statement

Statement of Additional Information of Phoenix Series Fund           o Go to the Individual Investors section
relating to Balanced, dated April 28, 2005                             of the Phoenix Funds Web site at
                                                                       PhoenixInvestments.com

Annual Report of Phoenix Series Fund relating to                     o Write to Phoenix Equity Planning
                                                                       Corporation, 56 Prospect Street, P.O.
-----------------------------------------------------------------------------------------------------------------------

                                       2


Balanced for the year ended October 31, 2004                           Box 150480, Hartford, CT 06115-0480; or
                                                                     o Call (800) 243-4361 toll-free.
-----------------------------------------------------------------------------------------------------------------------
Information about the Reorganization:                                How to Obtain this Information:
------------------------------------                                 -------------------------------
-----------------------------------------------------------------------------------------------------------------------
Statement of Additional Information dated April __,                  Copies are available upon request and without
2005, which relates to this Prospectus/Information                   charge if you:
Statement and the Reorganization

                                                                     o Write to Phoenix Equity Planning
                                                                       Corporation, 56 Prospect Street, P.O.
                                                                       Box 150480, Hartford, CT 06115-0480; or

                                                                     o Call (800) 243-4361 toll-free.

-----------------------------------------------------------------------------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         Information relating to Strategic Allocation contained in its Prospectus dated March 15, 2004, as supplemented on January 3, 2005 and March 18, 2005 (SEC File No. 811-01442) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to Balanced contained in the Prospectus of Phoenix Series Fund dated April 28, 2005 (SEC File No. 811-00810) also is incorporated by reference in this document. The Statement of Additional Information dated April __, 2005 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of Strategic Allocation for the year ended December 31, 2004, financial statements of Phoenix Series Fund relating to Balanced for the year ended October 31, 2004 and pro forma financial statements of Phoenix Series Fund relating to Balanced for the twelve month period ended October 31, 2004, is incorporated by reference in its entirety in this document.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

         AN INVESTMENT IN BALANCED:

o  is not a deposit of, or guaranteed by, any bank
o is not insured by the FDIC, the Federal Reserve Board or any other government agency
o  is not endorsed by any bank or government agency
o involves investment risk, including possible loss of the purchase payment of your original investment

                                     SUMMARY

          THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES
              OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE
            INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE
                  REORGANIZATION, YOU SHOULD READ THIS ENTIRE
               PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Information Statement as Exhibit A.

WHY IS THE REORGANIZATION OCCURRING?

         Both Funds are managed and constructed in a very similar style and composition. The proposed reorganization will allow shareholders of Strategic Allocation to own a fund very similar in style, but with a lower fee structure. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Balanced.

WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

         The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

o the transfer in-kind of all of the assets of Strategic Allocation to Balanced in exchange for Class A, Class B and Class C shares of Balanced;
o    the assumption by Balanced of all of the liabilities of Strategic
     Allocation;
o the liquidation of Strategic Allocation by distribution of Class A, Class B and Class C shares of Balanced to Strategic Allocation's shareholders; and
o the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

         The Reorganization is expected to be completed on or about April 29, 2005.

AFTER THE REORGANIZATION, WHAT SHARES OF BALANCED WILL I OWN?

         If you own Class A, Class B or Class C shares of Strategic Allocation, you will own Class A, Class B or Class C shares, respectively, of Balanced.

         The new shares you receive will have the same total value as your shares of Strategic Allocation, as of the close of business on the day immediately prior to the Reorganization.

HOW WILL THE REORGANIZATION AFFECT ME?

         It is anticipated that the Reorganization will benefit you as follows:

o COST SAVINGS: The total operating expenses of Balanced are less than the operating expenses of Strategic Allocation. As of ________, 2005, Balanced's total operating expense ratios for Class A and Class B shares were 1.07% and 1.82%, respectively, of average daily net assets and Strategic Allocation's total operating expense ratios were 1.26% and 2.01% for Class A and Class B shares, respectively.

o OPERATING EFFICIENCIES: Upon the reorganization of Strategic Allocation into Balanced, operating efficiencies may be achieved by Balanced because it will have a greater level of assets. As of _____, 200_, Strategic Allocation's total net assets were approximately $313.4 million, and Balanced's total net assets were approximately $997.2 million.

         After the Reorganization the value of your shares will depend on the performance of Balanced rather than that of Strategic Allocation. The Trustees of each of Strategic Allocation and Phoenix Series Fund believe that the Reorganization will benefit both Strategic Allocation and Balanced. All of the costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Phoenix Investment Counsel, Inc. or one of its affiliates.

         Like Strategic Allocation, Balanced will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class B or Class C shares of Balanced or distributed in cash, if you have so elected.

         The Trustees of Strategic Allocation, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of Strategic Allocation, and that their interests will not be diluted as a result of the Reorganization.

         The Trustees of Phoenix Series Fund have also approved the Reorganization on behalf of Balanced.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The investment objective and investment strategies of Strategic Allocation are substantially similar to those of Balanced. The investment objective of each Fund is fundamental, which means that it generally may not be changed without shareholder approval. However, no shareholder approval is required where, as here, the investment objective of a selling fund (Strategic Allocation) is not materially different from the investment objective of a surviving fund (Balanced).

         The following tables summarize a comparison of Strategic Allocation and Balanced with respect to their investment objectives and principal investment strategies, as set forth in the respective Prospectuses and Statements of Additional Information relating to the Funds.

   -----------------------------------------------------------------------------
                      STRATEGIC ALLOCATION

   -----------------------------------------------------------------------------
   Investment         Provide the highest total return consistent with
   Objective          reasonable risk.

   -----------------------------------------------------------------------------
   Principal          The Fund invests principally in stocks, bonds and other
   Investment         debt securities which are rated at the time of investment
   Strategies         within the four highest rating categories, including
                      obligations issued by corporations, governments and municipalities, and money market instruments. The Fund may invest any amount or proportion of assets in each of these three types of securities and the adviser may adjust the mix of investments when, in the adviser's opinion, an adjustment will enable the Fund to capitalize on perceived variations in return potential based upon changes in economic and market conditions. The Fund generally invests approximately 60% in equity securities and 40% in fixed income securities.

                      Equity securities are selected from among the 1,500 largest companies traded in the United States based on both quantitative and fundamental factors. Price to earnings, price to sales, cash flow ratios and a company's earnings and revenue growth rates are some of the quantitative criteria considered. The adviser also considers current industry conditions and a company's future growth prospects. The adviser then attempts to construct an equity portfolio that seeks to outperform the Standard & Poor's 500 Index ("S&P 500 Index"). At ____, 200_, the weighted average market capitalization of the Fund's equity portfolio was $____ billion.

                      Fixed income securities are selected using a sector rotation approach. The adviser seeks to adjust the portion of Fund investment in various sectors (such as municipals, asset-backeds and corporate high yields) and the selections within sectors to obtain higher relative returns. The adviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

                      The Fund may invest in mortgage- and asset-backed securities. At February 28, 2005, the Fund had less than 10% of its assets invested in either type of these securities.

                      The Fund may also invest in high yield-high risk securities.

   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                      Interest rate risk is managed by a duration neutral strategy. The adviser attempts to maintain the duration of the fixed income portion of the Fund at a level similar to that of its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. On December 31, 2004, the modified adjusted duration of the Lehman Brothers Aggregate Index was 4.34 years; the modified adjusted duration of the Fund's fixed income holdings was ___ years.

                      Fixed income securities selected for Fund investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its fixed income benchmark in an effort to maintain an interest rate risk profile consistent with its fixed income benchmark. On December 31, 2004 the average adjusted maturity of the Lehman Brothers Aggregate Bond Index was 7.09 years; the average adjusted maturity of the Fund's fixed income holdings was ____ years.

                      Generally, the Fund invests less than 5% of its assets in either foreign equity securities or foreign corporate securities.

                      The Fund's investment strategies may lead to a high portfolio turnover rate. High portfolio turnover rates may increase costs to the Fund, may negatively affect Fund performance, and may increase capital gain distributions, resulting in greater tax liability to shareholders.

   -----------------------------------------------------------------------------


   -----------------------------------------------------------------------------
                      BALANCED

   -----------------------------------------------------------------------------
   Investment         Reasonable income, long-term capital growth and
   Objective          conservation of capital.

   -----------------------------------------------------------------------------
   Principal          Under normal market circumstances, the Fund invests at
   Investment         least 65% of its assets in common stocks and fixed income
   Strategies         securities of both U.S. and foreign issuers. Generally,
                      the Fund invests approximately 60% in equity securities and 40% in fixed income securities.

                      The subadviser uses a blended approach in its equity security selection process, combining a pursuit of growth and income. Equity securities are selected by first using a screening process targeting investment criteria such as valuation, profitability, near term momentum, long term growth and financial stability. For the few hundred of the approximately 1,500 companies that survive this screening process, the subadviser projects future growth in earnings and dividends, earnings momentum and relative under-
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                      valuation based on individual company prospects, industry trends and macroeconomic conditions. From this analysis, the subadviser develops target prices and value ranges and selects a diversified portfolio of top-rated securities for purchase.

                      As to the equity portion of the Fund's portfolio, the Fund primarily purchases securities of large capitalization companies; however, the Fund may purchase equity securities of companies in the small and medium capitalization ranges. At December 31, 2004, the market capitalization range for the equity portion of the Fund's portfolio was $2.0 billion to $385.88 billion.

                      Fixed income securities are selected using a sector rotation approach. The adviser seeks to adjust the proportion of Fund investment in various sectors and the selections within sectors to obtain higher relative returns. The adviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

                      The Fund may invest in mortgage- and asset-backed securities. At February 28, 2005, the Fund had less than 10% of its assets invested in either type of these securities.

                      Interest rate risk is managed by a duration neutral strategy. The adviser attempts to maintain the duration of the Fund at a level similar to that of its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. On December 31, 2004 the modified adjusted duration of the Lehman Brothers Aggregate Bond Index was 4.34 years; the modified adjusted duration of the Fund's fixed income holdings was 4.48 years.

                      Fixed income securities selected for portfolio investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its fixed income benchmark in an effort to maintain an interest rate risk profile consistent with its benchmark. On December 31, 2004 the average adjusted maturity of the Lehman Brothers Aggregate Bond Index was 7.09 years; the average adjusted maturity of the Fund's fixed income holdings was 5.63 years.

                      As to the fixed income portion of the Fund's portfolio, the Fund primarily invests in investment-grade securities, including corporate bonds, municipal bonds, agency and non-agency mortgage-backed securities, asset-backed securities and U.S.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                      Treasury securities. The Fund may also invest in high yield-high risk securities, commonly referred to as "junk bonds."

                      The Fund generally invests less than 5% of its assets in either foreign equity securities or foreign corporate securities.

   -----------------------------------------------------------------------------

         The principal risks of investing in Balanced are similar to those of investing in Strategic Allocation. They include:

o Market risk - the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings

o Market capitalization risk - investments primarily in issuers in one market capitalization category (large, medium or small) carry the risk that due to current market conditions that category may be out of favor; investments in medium and small capitalization companies may be subject to special risks which cause them to be subject to greater price volatility and more significant declines in market downturns than securities of larger companies; investments in small capitalization companies may be subject to more risk than investments in medium capitalization companies

o Interest rate risk - the value of investments in debt securities may decline when prevailing interest rates rise or increase when interest rates go down; due to the increasing difficulty of predicting changes in interest rates over longer periods of time, fixed income securities with longer maturities are more volatile than those with shorter maturities

o Credit risk - the value of investments in debt securities may be adversely affected if an issuer fails to pay principal and interest on the obligation on a timely basis

o Foreign investment risk - investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject

o Mortgage-related security risk - changes in interest rates generally affect the value of a mortgage-backed security; some mortgage-backed securities may be structured so that they may be particularly sensitive to changes in interest rates; and investment in mortgage-related securities are subject to special risks if the issuer of the security prepays the principal prior to the security's maturity (including increased volatility in the price of the security and wider fluctuations in response to interest rates)

o Asset-backed security risk - if non-mortgage asset-backed securities fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support the payments on the securities

o High Yield Debt Security Risk - High yield-high risk securities entail greater volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-grade securities, making it more difficult for the adviser to accurately predict risk. There is a greater risk with high yield-high risk securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities.

         Strategic Allocation and Balanced may invest a portion of their assets in cash, cash equivalents such as U.S. Government securities, money market instruments, or high grade commercial paper as a temporary defensive strategy when, in the belief of the adviser, adverse market conditions warrant doing so. This strategy, which would be employed only in seeking to avoid losses, are inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

         For a detailed discussion of the Funds' risks, see the section entitled "Risks" below.

         The Funds' have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

         Because Strategic Allocation and Balanced have substantially similar investment objectives and investment strategies, it is not anticipated that the securities held by Strategic Allocation may be sold in significant amounts in order to comply with the policies and investment practices of Balanced in connection with the Reorganization.

HOW DO THE FUNDS FEES AND EXPENSES COMPARE?

         Strategic Allocation offers three classes of shares (Class A, Class B and Class C). Balanced offers two classes of shares (Class A and Class B). Class C shares of Balanced will first become available no later than the date of the Reorganization. You will not pay any initial or deferred sales charge in connection with the Reorganization.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B and Class C shares of each of the Funds. The table entitled "Balanced Pro Forma" shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

         The amounts for the Class A, Class B and Class C (Strategic Allocation only) shares of Strategic Allocation and Balanced set forth in the following tables and in the examples are based on the expenses for Strategic Allocation and Balanced for the twelve month period ended December 31, 2004, and October 31, 2004, respectively. The expenses for Class C shares of Balanced are based on the expenses of that Fund's Class B shares, adjusted for the different deferred sales charge and the fact that Class B shares convert to Class A shares after eight years. The amounts for Class A, Class B and Class C shares of Balanced (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Balanced would have been for the twelve month period ended ________, 2005, assuming the Reorganization takes place.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

-----------------------------------------------------------------------------------------------------

                                  STRATEGIC ALLOCATION                       BALANCED
                                  --------------------                       --------
-----------------------------------------------------------------------------------------------------
                            Class A     Class B      Class C     Class A      Class B       Class C
                            -------     -------      -------     -------      -------       -------
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge         5.75%        None        None        5.75%         None         None
(Load) Imposed on a
Purchase (as a
percentage of offering
price)
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales       None         5%*         1%**         None         5%*          1%**
Charge (Load) (as a
percentage of the
lesser of the value
redeemed or the amount
invested)
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge         None         None        None         None         None         None
(Load) Imposed on
Reinvested Dividends
-----------------------------------------------------------------------------------------------------
Redemption Fee               None         None        None         None         None         None
-----------------------------------------------------------------------------------------------------
Exchange Fee                 None         None        None         None         None         None
-----------------------------------------------------------------------------------------------------

          ----------------------------------------------------------------------
                                                     BALANCED
                                                    (PRO FORMA)
                                                    -----------
          ----------------------------------------------------------------------
                                          Class A       Class B       Class C
                                          -------       -------       -------
          ----------------------------------------------------------------------
          Maximum Sales Charge (Load)      5.75%         None          None
          Imposed on a Purchase (as a
          percentage of offering
          price)
          ----------------------------------------------------------------------
          Maximum Deferred Sales            None          5%*          1%**
          Charge (Load) (as a
          percentage of the lesser of
          the value redeemed or the
          amount invested)
          ----------------------------------------------------------------------
          Maximum Sales Charge (Load)       None         None          None
          Imposed on
          ----------------------------------------------------------------------

                                       11

          ----------------------------------------------------------------------
          Reinvested
          Dividends
          ----------------------------------------------------------------------
          Redemption Fee                    None         None          None
          ----------------------------------------------------------------------
          Exchange Fee                      None         None          None
          ----------------------------------------------------------------------

         Fees and Expenses (as a percentage of average daily net assets)
         ---------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

                                  STRATEGIC ALLOCATION                       BALANCED
                                  --------------------                       --------
-----------------------------------------------------------------------------------------------------
                          Class A     Class B      Class C      Class A     Class B      Class C
                          -------     -------      -------      -------     -------      -------
-----------------------------------------------------------------------------------------------------
Management Fees            0.65%       0.65%        0.65%        0.55%       0.55%        0.55%
-----------------------------------------------------------------------------------------------------
Distribution and           0.25%       1.00%        1.00%        0.25%       1.00%        1.00%
Service (12b-1) Fees***
-----------------------------------------------------------------------------------------------------
Other Expenses             0.36%       0.36%        0.36%        0.26%       0.26%        0.26%
-----------------------------------------------------------------------------------------------------
Total Annual Fund          1.26%       2.01%        2.01%        1.06%       1.80%        1.80%
Operating Expenses
-----------------------------------------------------------------------------------------------------


          ----------------------------------------------------------------------
                                                     BALANCED
                                                    (PRO FORMA)
                                                    -----------
          ----------------------------------------------------------------------
                                          Class A       Class B      Class C
                                          -------       -------      -------
          ----------------------------------------------------------------------
          Management Fees
          ----------------------------------------------------------------------
          Distribution and Service         0.25%         1.00%        1.00%
          (12b-1) Fees***
          ----------------------------------------------------------------------
          Other Expenses
          ----------------------------------------------------------------------
          Total Annual Fund Operating
          Expenses
          ----------------------------------------------------------------------

* The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

** The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

*** Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Strategic Allocation versus Balanced and Balanced Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

 ---------------------------------------------------------------------------------------------------
                                                 STRATEGIC ALLOCATION
                                                 --------------------

                        One Year           Three Years          Five Years           Ten Years
                        --------           -----------          ----------           ---------

 Class A                  $696                 $952               $1,227               $2,010

 Class B                  $604                 $830               $1,083               $2,144

 Class C                  $304                 $630               $1,083               $2,338

 ------------------------------------------------------------------------------- -------------------


 ---------------------------------------------------------------------------------------------------
                                                       BALANCED
                                                       --------

                        One Year           Three Years          Five Years           Ten Years
                        --------           -----------          ----------           ---------

 Class A                  $677                 $893               $1,126               $1,795

 Class B                  $584                 $769                $980                $1,930

 Class C                  $284                 $569                $980                $1,930

 ---------------------------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------------------
                                                  BALANCED PRO FORMA
                                                  ------------------

                        One Year           Three Years          Five Years           Ten Years
                        --------           -----------          ----------           ---------

 Class A                  $___                 $___                $___                 $___

 Class B                  $___                 $___                $___                 $___

 Class C                  $___                 $___                $___                 $___

 ---------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

 ---------------------------------------------------------------------------------------------------
                                                 STRATEGIC ALLOCATION
                                                 --------------------

                        One Year           Three Years          Five Years           Ten Years
                        --------           -----------          ----------           ---------

 Class B                  $204                 $630               $1,083               $2,144

 Class C                  $204                 $630               $1,083               $2,338

 ---------------------------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------------------
                                                       BALANCED
                                                       --------

                        One Year           Three Years          Five Years           Ten Years
                        --------           -----------          ----------           ---------

 Class B                  $184                 $569                $980                $1,930

 Class C                  $184                 $569                $980                $1,930

 ---------------------------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------------------
                                                  BALANCED PRO FORMA
                                                  ------------------

                        One Year           Three Years          Five Years           Ten Years
                        --------           -----------          ----------           ---------

 Class B                  $___                 $___                $___                 $___

 Class C                  $___                 $___                $___                 $___

 ---------------------------------------------------------------------------------------------------

HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show how the Class A shares of Strategic Allocation and Balanced have performed in the past. The Class A shares are the oldest class outstanding for Strategic Allocation and Balanced. The Class B and Class C shares of Strategic Allocation commenced operations on October 24, 1994 and March 15, 2004, respectively. The Class B shares of Balanced commenced operations on July 15, 2004. Class C shares of Balanced will first become available no later than the date of the Reorganization. Past performance, before and after taxes, is not an indication of future results.

         Year-by-Year Total Return (%)
         -----------------------------

         The charts below show the percentage gain or loss for the Class A shares of Balanced and Strategic Allocation in each full calendar year over a ten-year period.(1)

         These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund's return, as applicable, has varied from year-to-year. These charts include the effects of Fund expenses. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

                              STRATEGIC ALLOCATION

-------------------------------------------------------------------------------------------------------------------------
   18.23%        8.78%       20.68%      20.38%       10.97%     -0.41%       1.52%      -11.67%     19.23%      ___%




     95            96          97          98           99         00          01           02         03         04
-------------------------------------------------------------------------------------------------------------------------
                                             High Quarter: 4th - 1998 16.05%
                                              Low Quarter: 3rd - 2002 -9.16%
                            Year-to-date performance (through March 31, 2005) is ____

                                    BALANCED

-------------------------------------------------------------------------------------------------------------------------
   23.39%         8.58%       18.33%      18.52%       10.76%      -0.38%     1.92%     -11.56%      18.60%      7.17%




     95            96           97          98           99          00        01         02           03         04
-------------------------------------------------------------------------------------------------------------------------
                                             High Quarter: 4th - 1998 13.59%
                                              Low Quarter: 3rd - 2002 -8.96%
                            Year-to-date performance (through March 31, 2005) is ____

(1) Each Fund's annual returns in the charts above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted.

         The next set of tables lists the average annual total return by class of Strategic Allocation and Balanced for the past one, five and ten years (through December 31, 2004). The after-tax returns shown are for Class A, the oldest class of Strategic Allocation and Balanced; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

         Average Annual Total Return (for the period ended 12/31/2004)(2)
         ----------------------------------------------------------------

       -----------------------------------------------------------------------------
       STRATEGIC ALLOCATION             1 Year      5 Years         10 Years
       --------------------             Ended        Ended           Ended
                                       12/31/04     12/31/04        12/31/04
                                       --------     --------        --------

       -----------------------------------------------------------------------------
       Class A shares

       -----------------------------------------------------------------------------
           Return Before Taxes          0.98%           1.46%            8.35%
       -----------------------------------------------------------------------------
           Return After Taxes on         ___%            ___%            ___%
           Distributions(3)

       -----------------------------------------------------------------------------
           Return After Taxes on         ___%            ___%            ___%
           Distributions and Sale
           of Fund Shares(3)

       -----------------------------------------------------------------------------
       Class B shares

       -----------------------------------------------------------------------------
           Return Before taxes          2.31%           1.89%            8.17%

       -----------------------------------------------------------------------------
       Class C shares

       -----------------------------------------------------------------------------
           Return Before taxes           N/A             N/A              N/A

       -----------------------------------------------------------------------------
       S&P 500 Index                    10.86%          -2.31%          12.11%

       -----------------------------------------------------------------------------
       Lehman Brothers Aggregate        4.34%           7.71%            7.72%
           Bond Index
       -----------------------------------------------------------------------------

                                       15

       -----------------------------------------------------------------------------
       Balanced Benchmark               8.29%           1.98%           10.69%

       -----------------------------------------------------------------------------

       -----------------------------------------------------------------------------
       BALANCED                         1 Year       5 Years         10 Years
       --------                         Ended         Ended            Ended
                                       12/31/04      12/31/04        12/31/04
                                       --------      --------        --------

       -----------------------------------------------------------------------------
       Class A shares

       -----------------------------------------------------------------------------
           Return Before Taxes          1.00%           1.47%            8.39%

       -----------------------------------------------------------------------------
           Return After Taxes on        -0.16%          -0.05%           5.62%
           Distributions(3)

       -----------------------------------------------------------------------------
           Return After Taxes on        1.60%           0.53%            5.69%
           Distributions and Sale
           of Fund Shares(3)

       -----------------------------------------------------------------------------
       Class B shares                   2.36%           1.91%            8.22%

       -----------------------------------------------------------------------------
           Return Before Taxes

       -----------------------------------------------------------------------------
       S&P 500 Index                    10.86%          -2.31%          12.11%

       -----------------------------------------------------------------------------
       Lehman Brothers Aggregate        4.34%           7.71%            7.72%
           Bond Index

       -----------------------------------------------------------------------------
       Balanced Benchmark               8.29%           1.98%           10.69%

       -----------------------------------------------------------------------------

         (2) Each Fund's average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund's Class A shares and a full redemption in the Fund's Class B shares and Class C shares.

         (3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                           --------------------------

         The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium- sized companies and is often used to indicate the performance of the overall stock market. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. The Balanced Benchmark is a composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Index performance does not reflect sales charges, any mutual fund expenses or any taxes.

         For a detailed discussion of the manner of calculating total return, please see the Funds' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Balanced is also contained in management's discussion of Balanced's performance, attached as Exhibit B [to be filed by amendment] to this Prospectus/Information Statement. This information also appears in the most recent Annual Report of the Phoenix Series Fund relating to Balanced.

WILL I BE ABLE TO PURCHASE, EXCHANGE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS IN THE SAME WAY?

         The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class B or Class C shares, as applicable, of Balanced in the same manner as you did for your shares of Strategic Allocation before the Reorganization. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.



WHO WILL BE THE ADVISER AND SUBADVISER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY AND SUB-ADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of the Funds
         -----------------------

         The overall management of Strategic Allocation and Balanced is the responsibility of, and is supervised by, the respective Boards of Trustees of the Funds.

         Adviser
         -------

         Phoenix Investment Counsel, Inc. (the "Adviser" or "PIC") is the investment adviser for each Fund and is responsible for the day-to-day management of each Fund's fixed income investment portfolio. The Adviser selects and pays the fees of the subadviser for the Funds to manage the Funds' equity portfolio and monitors the subadviser's management of each Fund.

         Facts about the Adviser:

         -----------------------------------------------------------------------

         o The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc.

         o The Adviser acts as the investment adviser for 13 fund companies totaling 37 mutual funds and as adviser to institutional clients, with assets under management of approximately $21.8 billion as of December 31, 2004.

         o The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.

         -----------------------------------------------------------------------

         Subadviser
         ----------

         Engemann Asset Management (the "Subadviser") is the investment subadviser to the Funds. Pursuant to a Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of each Fund's equity investment portfolio.

         Facts about the Subadviser:

         -----------------------------------------------------------------------

         o The Subadviser acts as adviser to four fund companies totaling eight mutual funds, as subadviser to five fund companies totaling nine mutual funds and as investment adviser to institutions and individuals.

         o The Subadviser had approximately $3.8 billion in assets under management as of December 31, 2004.

         o The Subadviser is located at 600 North Rosemead Boulevard, Pasadena, California 91107.
         -----------------------------------------------------------------------

         Portfolio Management
         --------------------

         Investment and trading decisions for Balanced are made by a team of equity professionals and a team of fixed-income professionals.

         Dong Hao Zhang is the leader of the equity investment team and as such is primarily responsible for the day-to-day decisions related to the equity holdings in Balanced's portfolio. Mr. Zhang is also the equity team leader for Strategic Allocation and Phoenix Value Equity Fund; he is a member of the equity team that manages other of the Phoenix Funds. Mr. Zhang joined Engemann in 2005 and has been with PIC since 1997. Mr. Zhang is Managing Director, Portfolio Manager of Engemann.

         David L. Albrycht is the leader of the fixed income investment team and as such is primarily responsible for the day-to-day decisions related to the fixed income holdings in Balanced's portfolio. Mr. Albrycht is also Portfolio Manager of the Phoenix-Goodwin Multi-Sector Fixed Income Fund and
Phoenix-Goodwin Multi-Sector Short Term Bond Fund. Mr.

Albrycht is a Managing Director, Fixed Income of PIC and has managed fixed income portfolios for PIC since 1992. He held various investment management positions with Phoenix Life Insurance Company, an affiliate of PIC, from 1989 through 1995.

         [TO ADD DISCUSSION OF OTHER MEMBERS OF PORTFOLIO MANAGEMENT TEAMS BY AMENDMENT.]

         Advisory Fees
         -------------

         For its management and supervision of the daily business affairs of Balanced, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Balanced's net assets at the following rates:

           ----------------------------------------------------------
           First $1 billion                              0.55%
           ----------------------------------------------------------
           $1+ billion through $2 billion                0.50%
           ----------------------------------------------------------
           $2+ billion                                   0.45%
           ----------------------------------------------------------


         Sub-advisory Fees
         -----------------

         Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Balanced. Balanced does not pay a fee to the Subadviser. The Adviser pays the Subadviser a sub-advisory fee on the value of the equity portion of Balanced's portfolio at the following rates:

           ----------------------------------------------------------
           First $1 billion                              0.275%
           ----------------------------------------------------------
           $1+ billion through $2 billion                0.250%
           ----------------------------------------------------------
           $2+ billion                                   0.225%
           ----------------------------------------------------------


WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

         Prior to or at the completion of the Reorganization, Strategic Allocation and Balanced will have received an opinion from the law firm of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by Strategic Allocation or its shareholders for federal income tax purposes as a result of receiving shares of Balanced in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Balanced that are received by the shareholders of Strategic Allocation will be the same as the holding period and aggregate tax basis of the shares of Strategic Allocation previously held by such shareholders, provided that such shares of Strategic Allocation are held as capital assets. In addition, the holding period and tax basis of the assets of Strategic Allocation in the hands of Balanced as a result of the Reorganization will be the same as in the hands of Strategic Allocation immediately prior to the Reorganization, and no gain or loss will be recognized by Balanced upon the receipt of the assets of Strategic Allocation in exchange for shares of Balanced and the assumption by Balanced of Strategic Allocation's liabilities.

RISKS

ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

         Yes. The risk factors are similar due to the substantially similar investment objectives and investment policies of Strategic Allocation and Balanced. The risks of Balanced are described in greater detail in that Fund's Prospectus.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

---------------------------------------------------------------------------------------------------------------------
                                      Each of the Funds is subject to MARKET RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                  Invests approximately 60% of its assets in equity securities.
---------------------------------------------------------------------------------------------------------------------
BALANCED                              Invests approximately 60% of its assets in equity securities.
---------------------------------------------------------------------------------------------------------------------

         The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the Fund's Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Fund could also miss attractive investment opportunities if its Subadviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Subadviser overweights fixed income markets or industries where there are significant declines.

---------------------------------------------------------------------------------------------------------------------
                                       Each of the Funds is subject to MARKET CAPITALIZATION RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                   Invests in equity securities of the 1,500 largest companies traded in the
                                       United States.
---------------------------------------------------------------------------------------------------------------------
BALANCED                               Primarily purchases equity securities of large capitalization companies and may purchase equity securities of companies in the small and medium capitalization ranges.
---------------------------------------------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

---------------------------------------------------------------------------------------------------------------------
                                       Each of the Funds is subject to INTEREST RATE RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                   Invests approximately 40% of its assets in fixed income securities.
---------------------------------------------------------------------------------------------------------------------
BALANCED                               Invests approximately 40% of its assets in fixed income securities.
---------------------------------------------------------------------------------------------------------------------

         The values of debt securities, such as U.S. government securities, are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since each Fund invests a significant portion of its assets in debt securities and if interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Fund's fixed income investments will affect the volatility of the Fund's share price.

---------------------------------------------------------------------------------------------------------------------
                                         Each of the Funds is subject to CREDIT RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                     Invests in debt securities, including mortgage- and asset-
                                         backed securities.

---------------------------------------------------------------------------------------------------------------------
BALANCED                                 Invests in debt securities, including mortgage- and asset-
                                         backed securities.

---------------------------------------------------------------------------------------------------------------------

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since each Fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

---------------------------------------------------------------------------------------------------------------------
                                         Each of the Funds is subject to FOREIGN INVESTMENT RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                     May invest in securities of foreign issuers.

---------------------------------------------------------------------------------------------------------------------
BALANCED                                 May invest in securities of foreign issuers.
---------------------------------------------------------------------------------------------------------------------

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies other than the U.S. dollar, and a Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Fund's foreign currency or securities holdings. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly great risks to investors.

---------------------------------------------------------------------------------------------------------------------
                                         Each of the Funds is subject to MORTGAGE-RELATED SECURITY RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                     May invest in mortgage-backed securities.
---------------------------------------------------------------------------------------------------------------------
BALANCED                                 May invest in mortgage-backed securities.
---------------------------------------------------------------------------------------------------------------------

         Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that a Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose a Fund to a lower rate of return when it reinvests the principal. Further, a Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of a Fund's shares to fluctuate more.

---------------------------------------------------------------------------------------------------------------------
                                         Each of the Funds is subject to ASSET-BACKED SECURITY RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                     May invest in non-mortgage asset-backed securities.

---------------------------------------------------------------------------------------------------------------------
BALANCED                                 May invest in non-mortgage asset-backed securities.

---------------------------------------------------------------------------------------------------------------------

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles on credit cared receivables may be insufficient to support the payments on the securities.

---------------------------------------------------------------------------------------------------------------------
                                         Each of the Funds is subject to HIGH YIELD DEBT SECURITY RISK.

---------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION                     May invest in high yield-high risk securities.

---------------------------------------------------------------------------------------------------------------------
BALANCED                                 May invest in high yield-high risk securities.

---------------------------------------------------------------------------------------------------------------------

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Fund with high yield debt securities may be more susceptible to credit risk and market risk than a Fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Fund's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

         Both Funds are managed and constructed in a very similar style and composition. The proposed Reorganization will allow shareholders of Strategic Allocation to own a fund very similar in style, but with a lower fee structure and a greater amount of assets. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Balanced.

         At a regular meeting held on February 23, 2005, all of the Trustees of Strategic Allocation, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of Strategic Allocation, and that the interests of existing shareholders of Strategic Allocation will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that the historical performance of Strategic Allocation and Balanced over all time periods was substantially similar.

         The Trustees considered the relative asset size of each Fund, including the benefits of Strategic Allocation joining with a larger entity. As of _____, 2005, Strategic Allocation's assets were approximately $313.4 million and Balanced's assets were approximately $997.2 million.

     In addition, the Trustees considered, among other things:

o    the terms and conditions of the Reorganization;

o the fact that the Reorganization would not result in the dilution of shareholders' interests;

o the fact that the expense ratio and management fee of Balanced are lower than those of Strategic Allocation;

o the fact that Strategic Allocation and Balanced have substantially similar investment objectives and principal investment strategies;

o the fact that PIC or one of its affiliates will bear the expenses incurred by the Funds in connection with the Reorganization;

o the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

o the fact that Balanced will assume all of the liabilities of Strategic Allocation;

o the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes; and

o alternatives available to shareholders of Strategic Allocation, including the ability to redeem their shares.

         During their consideration of the Reorganization, the Trustees of Strategic Allocation met with counsel to the Independent Trustees regarding the legal issues involved.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Strategic Allocation concluded that the proposed Reorganization would be in the best interests of Strategic Allocation and its shareholders. Consequently, they approved the Plan.

         The Trustees of Phoenix Series Fund have also approved the Plan on behalf of Balanced.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

         The Plan provides that all of the assets of Strategic Allocation will be acquired by Balanced in exchange for Class A, Class B and Class C shares of Balanced and the assumption by Balanced of all of the liabilities of Strategic Allocation on or about April 29, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Strategic Allocation will endeavor to discharge all of its known liabilities and obligations. Strategic Allocation will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

         At or prior to the Closing Date, Strategic Allocation will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         The number of full and fractional shares of each class of Balanced to be received by the shareholders of Strategic Allocation will be determined by multiplying the respective outstanding class of shares of Strategic Allocation by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Strategic Allocation by the net asset value per share of the respective class of shares of Balanced. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the "Valuation Date"). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         Phoenix Equity Planning Corporation ("PEPCO"), the financial agent for both Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statements of Additional Information of each of Strategic Allocation and Balanced, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         Immediately after the transfer of its assets to Balanced, Strategic Allocation will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Balanced received by Strategic Allocation. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Strategic Allocation's shareholders on Balanced's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Balanced due to Strategic Allocation's shareholders. All issued and outstanding shares of Strategic Allocation will be canceled. The shares of Balanced to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Strategic Allocation will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of Strategic Allocation and Balanced; (b) by either Strategic Allocation or Balanced if the Reorganization has not occurred on or before July 31, 2005 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         If the Reorganization is not consummated, PIC or one of its affiliates will pay the expenses incurred by Strategic Allocation and Balanced in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Strategic Allocation, Balanced or their shareholders.

         If the Reorganization is not consummated, the Trustees of Strategic Allocation will consider other possible courses of action that may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the

"Code"). As a condition to the closing of the Reorganization, Strategic Allocation and Balanced will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

1. The transfer of all of the assets of Strategic Allocation solely in exchange for shares of Balanced and the assumption by Balanced of the liabilities of Strategic Allocation followed by the distribution of Balanced's shares to the shareholders of Strategic Allocation in dissolution and liquidation of Strategic Allocation, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Strategic Allocation and Balanced will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

2. No gain or loss will be recognized by Balanced upon the receipt of the assets of Strategic Allocation solely in exchange for the shares of Balanced and the assumption by Balanced of the liabilities of Strategic Allocation;

3. No gain or loss will be recognized by Strategic Allocation on the transfer of its assets to Balanced in exchange for Balanced's shares and the assumption by Balanced of the liabilities of Strategic Allocation or upon the distribution (whether actual or constructive) of Balanced's shares to Strategic Allocation's shareholders in exchange for their shares of Strategic Allocation;

4. No gain or loss will be recognized by Strategic Allocation's shareholders upon the exchange of their shares of Strategic Allocation for shares of Balanced in liquidation of Strategic Allocation;

5. The aggregate tax basis of the shares of Balanced received by each shareholder of Strategic Allocation pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Strategic Allocation held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Balanced received by each shareholder of Strategic Allocation will include the period during which the shares of Strategic Allocation exchanged therefor were held by such shareholder (provided that the shares of Strategic Allocation were held as a capital asset on the date of the Reorganization); and

6. The tax basis of the assets of Strategic Allocation acquired by Balanced will be the same as the tax basis of such assets to Strategic Allocation immediately prior to the Reorganization, and the holding period of such assets in the hands of Balanced will include the period during which the assets were held by Strategic Allocation.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each shareholder of Strategic Allocation would recognize a taxable gain or loss equal to the difference between its tax basis in its Strategic Allocation shares and the fair market value of the shares of Balanced it received.

         Balanced's utilization after the Reorganization of any pre-Reorganization losses realized by Strategic Allocation to offset gains realized by Balanced could be subject to limitation in future years.

PRO-FORMA CAPITALIZATION

         The following table sets forth the capitalization of Strategic Allocation and Balanced as of October 31, 2004, and the capitalization of Balanced on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately ___ Class A shares, ___ Class B shares and ___ Class C shares of Balanced for each Class A, Class B and Class C share, respectively, of Strategic Allocation.

              CAPITALIZATION OF STRATEGIC ALLOCATION, BALANCED AND
                              BALANCED (PRO FORMA)*

--------------------------------------------------------------------------------
                                                                  BALANCED
                                                                  --------
                                                                  PRO-FORMA
                                                                  ---------
                            STRATEGIC                              (AFTER
                            ---------                              ------
                            ALLOCATION         BALANCED        REORGANIZATION)
                            ----------         --------        ---------------

--------------------------------------------------------------------------------
Net Assets

Class A                    $________          $________          $________

Class B                    $________          $________          $________

Class C                    ___                N/A                $________

Total Net Assets           $________          $________          $________

--------------------------------------------------------------------------------
Net Asset Value Per Share

Class A                    $________          $________          $________

Class B                    $________          $________          $________

Class C                    ___                N/A                $________
--------------------------------------------------------------------------------
Shares Outstanding

Class A                    ________           ________           ________

Class B                    ________           ________           ________

Class C                    ___                N/A                ________
--------------------------------------------------------------------------------
Total Shares Outstanding   ________           ________           ________
--------------------------------------------------------------------------------


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

DISTRIBUTION OF SHARES

         PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds' shares. PEPCO distributes the Funds' shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Balanced is authorized to issue two classes of shares: Class A and Class B. Class C shares of Balanced are not currently offered but will first become available no later than the date of the Reorganization. Strategic Allocation currently offers Class A, Class B and Class C shares. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganization, shareholders of Strategic Allocation owning Class A, Class B or Class C shares will receive Class A, Class B or Class C shares, respectively, of Balanced. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of Balanced under which the Fund may pay a service fee at an annual rate which may not exceed 0.25 % of average daily net assets attributable to the Class.

         Class B shares are sold with a contingent deferred sales charge ("CDSC") which ranges from 5.00% to 2.00% if shares are redeemed within 5 years of their purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares acquired as a result of the Reorganization, the length of time you hold shares in Balanced will be added to the length of time you held shares in Strategic Allocation. If you acquire Class B shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Strategic Allocation. Class B shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class B shares of Balanced under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class B shares automatically convert to Class A shares after eight years. For purposes of determining when Class B shares issued in the Reorganization to shareholders of Strategic Allocation will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Strategic Allocation were originally purchased.

         Class C shares [to be issued in the Reorganization] are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Balanced will be added to the length of time you held shares in Strategic Allocation. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Strategic Allocation. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of Balanced under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00 % of average daily net assets attributable to the Class. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Strategic Allocation in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

         In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class B and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Balanced.

PURCHASE AND REDEMPTION PROCEDURES

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. Subject to certain exceptions, the minimum initial purchase requirement for each Fund is $500 and the minimum for subsequent purchases of each Fund is $25. For more information, see "Your Account" and "How to Buy Shares" in each Fund's Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's Prospectus. Each Fund may involuntarily redeem shareholders' accounts that have a balance below $200, subject to 60-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


EXCHANGE PRIVILEGES

         Strategic Allocation and Balanced currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds.

         On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds' exchange privileges is contained in the Funds' Prospectuses.

DIVIDEND POLICY

         Strategic Allocation distributes net investment income at least annually. Balanced distributes net investment income quarterly. Both Funds distribute net realized capital gains, if any, at least annually.

         All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds' Prospectuses for further information concerning dividends and distributions.

         Each Fund has qualified, and Balanced intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

FORM OF ORGANIZATION

         Strategic Allocation is an open-end management investment company registered with the SEC under the 1940 Act that was originally organized under Massachusetts law in 1966 as a Massachusetts corporation and was reorganized as a Delaware statutory trust in 2000. Balanced is a series of Phoenix Series Fund, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized under Massachusetts law in 1958 as a business trust and was reorganized as a Delaware statutory trust in 2000. Strategic Allocation and Phoenix Series Fund are governed by their respective Agreements and Declarations of Trust ("Declarations of Trust") and Bylaws, a Board of Trustees, and applicable Delaware law. Phoenix Series Fund is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of Phoenix Series Fund currently consist of Balanced and five other mutual funds of various asset classes.




CAPITALIZATION

         The beneficial interests in Strategic Allocation and Phoenix Series Fund are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

         Shares of Strategic Allocation are offered in three classes (Class A, Class B and Class C) and shares of Balanced are offered in only two classes (Class A and Class B). Balanced will offer Class C shares no later than the date of the reorganization. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Strategic Allocation or Phoenix Series Fund or a shareholder of Strategic Allocation or Phoenix Series Fund is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Strategic Allocation and Phoenix Series Fund to liability. To guard against this risk, the Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund (a) provides that any written obligation of Strategic Allocation or Phoenix Series Fund, as the case may be, may contain a statement that such obligation may only be enforced against the assets of Strategic Allocation or Phoenix Series Fund, as the case may be, or the particular series in question and the obligation is not binding upon the shareholders of Strategic Allocation or Phoenix Series Fund, as the case may be; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Strategic Allocation or Phoenix Series Fund, as the case may be. Accordingly, the risk of a shareholder of Strategic Allocation or Phoenix Series Fund incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Strategic Allocation or Phoenix Series Fund, as the case may be, itself is unable to meet its obligations. In light of Delaware law, the nature of each of Strategic Allocation's and Phoenix Series Fund's business, and the nature of their assets, the risk of personal liability to a shareholder of Strategic Allocation or Phoenix Series Fund is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Strategic Allocation and Phoenix Series Fund, on behalf of Balanced, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Strategic Allocation or Phoenix Series Fund. In addition, each of Strategic Allocation and Phoenix Series Fund is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Strategic Allocation nor Phoenix Series Fund currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Strategic Allocation or Phoenix Series Fund.

         Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to each of Strategic Allocation and Phoenix Series Fund, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of Strategic Allocation or Phoenix Series Fund may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Strategic Allocation or Phoenix Series Fund, as the case may be, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

         The Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote:
(1) reorganize Strategic Allocation or

Phoenix Series Fund, as the case may be, as a corporation or other entity, (2) merge Strategic Allocation or Phoenix Series Fund, as the case may be, into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of each of Strategic Allocation and Phoenix Series Fund may also terminate Strategic Allocation or Phoenix Series Fund, as the case may be, a fund, or a class of shares upon written notice to the shareholders.

LIQUIDATION

         In the event of the liquidation of Strategic Allocation or Phoenix Series Fund, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Strategic Allocation or Phoenix Series Fund, the Fund or attributable to the class over the liabilities belonging to Strategic Allocation or Phoenix Series Fund, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and Bylaws of each of Strategic Allocation and Phoenix Series Fund, each Trustee of Strategic Allocation or Phoenix Series Fund, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Strategic Allocation or Phoenix Series Fund, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, "disabling conduct") or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Strategic Allocation or Phoenix Series Fund, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by
(a) the court or other body before which the proceeding was brought (b) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Strategic Allocation and Phoenix Series Fund may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Strategic Allocation or Phoenix Series Fund, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and Bylaws of each of Strategic Allocation and Phoenix Series Fund and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, Bylaws and Delaware law directly for more complete information.

SHAREHOLDER INFORMATION

         As of March 31, 2005, the total number of shares of Strategic Allocation outstanding was as follows:

         -----------------------------------------------------
                                      NUMBER OF SHARES
         -----------------------------------------------------
          CLASS A
          CLASS B
          CLASS C
         -----------------------------------------------------
          TOTAL
         -----------------------------------------------------

         As of March 31, 2005, the officers and Trustees of Strategic Allocation, as a group, owned beneficially or of record less than 1% of the outstanding shares of Strategic Allocation.

         As of March 31, 2005, the officers and Trustees of the Phoenix Series Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of Balanced.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of _____, 2005, there were no beneficial owners or record owners of more than 5% of the shares of Strategic Allocation or Balanced. However, the following shareholder held more than 5% of a class of shares of Strategic
Allocation:

         Name of                            Percentage          Number
       Shareholder              Class         Owned           of Shares
       -----------              -----         -----           ---------
MLPF&S FOR THE SOLE             Class B
BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E 3RD FL
JACKSONVILLE FL 32246-6484

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Strategic Allocation, for the year ended as of December 31, 2004, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of [to be inserted by amendment], independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Phoenix Series Fund relating to Balanced, for the year ended as of October 31, 2004, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of [to be inserted by amendment], independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Balanced will be passed upon by Matthew Swendiman, Esq., Counsel, Phoenix Life Insurance Company.

ADDITIONAL INFORMATION

         Strategic Allocation and Phoenix Series Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

April __, 2005

                                                                       Exhibit A

                      AGREEMENT AND PLAN OF REORGANIZATION

[to be filed by amendment]

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                        PHOENIX STRATEGIC ALLOCATION FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                        By and In Exchange For Shares of

                              PHOENIX BALANCED FUND

                                   a series of

                               PHOENIX SERIES FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

This Statement of Additional Information, dated April __, 2005, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Strategic Allocation Fund ("Strategic Allocation") to Phoenix Balanced Fund ("Balanced"), a series of Phoenix Series Fund, in exchange for Class A, Class B and Class C shares of beneficial interest, no par value, of Balanced (to be issued to holders of shares of Strategic Allocation), consists of the information set forth below pertaining to Strategic Allocation and Balanced and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Strategic Allocation dated March 15, 2004, as supplemented April 15, 2004, January 3, 2005 and March 18, 2005;

         (2) The Statement of Additional Information of Balanced dated February 28, 2005;

         (3) Annual Report of Strategic Allocation for the year ended December 31, 2004;

         (4)      Annual Report of Balanced for the year ended October 31, 2004;
                  and

         (5) Pro Forma Financial Statements dated as of October 31, 2004. [To be filed by amendment].

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Strategic Allocation and Balanced dated April __, 2005. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Strategic Allocation or Phoenix Series Fund at the telephone numbers or addresses set forth above.

                               PHOENIX SERIES FUND

                                     PART C

                                OTHER INFORMATION

Item 15.    Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Investment Advisory Agreement, Underwriting Agreement, Master Custodian Agreement and Transfer Agency Agreement provides that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

Item 16.    Exhibits:

1. Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 30, 2000 ("Post Effective Amendment No. 92").

2.       Bylaws. Incorporated by reference to Post-Effective Amendment No. 92.

3.       Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.       None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Registrant. Incorporated by reference to Post- Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 27, 2004 ("Post-Effective Amendment No. 96").

6(b). Subadvisory Agreement between PIC and Engemann Asset Management. To be filed by amendment.

7(a). Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO"). Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 29, 1997 ("Post-Effective Amendment No. 85").

7(b). Form of Sales Agreement between PEPCO and dealers. Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 25, 2005 ("Post-Effective Amendment No. 97").

8.       Form of Deferred Compensation Plan. To be filed by amendment.

9(a). Master Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 85.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract between Phoenix Series Fund and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 96.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract between Phoenix Series Fund and State Street Bank and Trust Company. Incorporated by reference to Post- Effective Amendment No. 96.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract between Phoenix Series Fund and State Street Bank and Trust Company. Incorporated by reference to Post- Effective Amendment No. 96.

10(a). Class A Shares Amended and Restated Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 85.

10(b). Class B Shares Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A filed with the SEC on September 11, 2000 ("Post-Effective Amendment No. 91").

10(c). Class C Shares Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 91.

10(d). First Amendment to Class A Shares Amended and Restated Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 96.

10(e). 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

10(f). First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

10(g). Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

11. Opinion and consent of Matthew A. Swendiman, Esq. To be filed by amendment.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13(a). Transfer Agency and Service Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 27, 1997.

13(b). Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 85.

13(c). Sub-Transfer Agent Agreement between PEPCO and State Street Bank & Trust Company. Incorporated by reference to Post-Effective Amendment No. 85.

13(d). First Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A filed with the SEC on March 1, 1999 ("Post-Effective Amendment No. 87").

13(e). Second Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 87.

13(f). Third Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 96.

13(g). Fourth Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 97.

13(h). First Amendment to the Transfer Agency and Service Agreement between Phoenix Series Fund and PEPCO. Incorporated by reference to Post-Effective Amendment No. 97.

14(a). Consent of independent registered public accounting firm with respect to Phoenix Strategic Allocation Fund. To be filed by amendment.

14(b). Consent of independent registered public accounting firm with respect to Phoenix Balanced Fund. To be filed by amendment.

15.      Not applicable.

16. Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 97.

17.      Not applicable.


Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 29th day of March, 2005.

                                                   PHOENIX SERIES FUND

                                                   By:    /s/ Daniel T. Geraci
                                                          --------------------
                                                   Name:  Daniel T. Geraci
                                                   Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 29th day of March, 2005.

Signatures                          Title
----------                          -----

/s/ E. Virgil Conway                Trustee
--------------------
E. Virgil Conway*

/s/ Nancy G. Curtiss                Treasurer (Principal Financial and
--------------------                Accounting Officer)
Nancy G. Curtiss

/s/ Harry Dalzell-Payne             Trustee
-----------------------
Harry Dalzell-Payne*

/s/ S. Leland Dill                  Trustee
------------------
S. Leland Dill*

/s/ Daniel T. Geraci                President (Principal Executive Officer)
--------------------
Daniel T. Geraci

/s/ Francis E. Jeffries             Trustee
-----------------------
Francis E. Jeffries*

/s/ Leroy Keith, Jr.                Trustee
--------------------
Leroy Keith, Jr.*

/s/ Marilyn E. LaMarche             Trustee
-----------------------
Marilyn E. LaMarche*

/s/ Philip R. McLoughlin            Chairman
------------------------
Philip R. McLoughlin*

/s/ Geraldine M. McNamara           Trustee
-------------------------
Geraldine M. McNamara*

/s/ Everett L. Morris               Trustee
---------------------
Everett L. Morris*

/s/ James M. Oates                  Trustee
------------------
James M. Oates*

/s/ Donald B. Romans                Trustee
--------------------
Donald B. Romans*

/s/ Richard E. Segerson             Trustee
-----------------------
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck        Trustee
----------------------------
Ferdinand L. J. Verdonck*

/s/ Lowell P. Weicker, Jr.          Trustee
--------------------------
Lowell P. Weicker, Jr.*

* By: /s/ Daniel T. Geraci
      --------------------
         Daniel T. Geraci
         Attorney-in-fact, pursuant to powers of attorney.

                                      S-2